PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2023
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment

	As of December 31,
	2022	2023

	(HK$ in thousands)
Gross carrying amount
Computers and equipment	105,426	106,128
Furniture and fixtures	71,226	73,125
Office equipment	65,927	72,133
Office building	35,227	44,346
Vehicle	1,985	5,406
Total of gross carrying amount	279,791	301,138

Less: accumulated depreciation
Computers and equipment	(47,641)	(65,207)
Office equipment	(44,907)	(56,187)
Furniture and fixtures	(37,414)	(49,115)
Office building	(3,223)	(4,273)
Vehicle	(769)	(1,392)
Total of accumulated depreciation	(133,954)	(176,174)
Property and equipment, net	145,837	124,964